Property, plant and equipment - Right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 624,996
Right-of-use assets, ending balance	610,951	$ 624,996
Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	892,056	798,097
Additions	100,531	114,005
Disposals and other	11,370	20,046
Right-of-use assets, ending balance	981,217	892,056
Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(267,060)	(162,679)
Disposals and other	(10,323)	(14,026)
Depreciation	113,529	118,407
Right-of-use assets, ending balance	(370,266)	(267,060)
Ocean-going vessels
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	429,456
Right-of-use assets, ending balance	443,770	429,456
Ocean-going vessels | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	582,072	514,661
Additions	86,610	86,214
Disposals and other	10,908	18,803
Right-of-use assets, ending balance	657,774	582,072
Ocean-going vessels | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(152,616)	(89,643)
Disposals and other	(10,323)	(13,727)
Depreciation	71,711	76,700
Right-of-use assets, ending balance	(214,004)	(152,616)
Terminals and tanks
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	154,719
Right-of-use assets, ending balance	133,249	154,719
Terminals and tanks | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	246,553	221,303
Additions	12,206	25,758
Disposals and other	16	508
Right-of-use assets, ending balance	258,743	246,553
Terminals and tanks | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(91,834)	(59,240)
Disposals and other	0	0
Depreciation	33,660	32,594
Right-of-use assets, ending balance	(125,494)	(91,834)
Buildings, plant installations and machinery
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	13,353
Right-of-use assets, ending balance	10,947	13,353
Buildings, plant installations and machinery | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	23,761	23,613
Additions	36	148
Disposals and other	0	0
Right-of-use assets, ending balance	23,797	23,761
Buildings, plant installations and machinery | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(10,408)	(7,867)
Disposals and other	0	0
Depreciation	2,442	2,541
Right-of-use assets, ending balance	(12,850)	(10,408)
Other
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	27,468
Right-of-use assets, ending balance	22,985	27,468
Other | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	39,670	38,520
Additions	1,679	1,885
Disposals and other	446	735
Right-of-use assets, ending balance	40,903	39,670
Other | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(12,202)	(5,929)
Disposals and other		(299)
Depreciation	5,716	6,572
Right-of-use assets, ending balance	$ (17,918)	$ (12,202)